Loans Payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Breakdown of Loan Balance
Below is a breakdown of loan balance as at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022

Balance, beginning	$142,127	$216,994
Loan repayment	(79,441)	(74,845)
Foreign exchange adjustment	23	(22)

Balance, ending	$62,709	$142,127

Current portion	$62,709	$79,418
Non-current portion	$—	$62,709